SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity

		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	3,064,674	$1.39	59.70	$73,284
Granted	1,276,693	0.01	-	-
Exercised	(1,586,980)	1.33	-	50,903
Cancelled	(261,106)	0.12	-	-
Outstanding at December 31, 2023	2,493,281	$0.84	66.70	$74,862

Exercisable at December 31, 2023	349,648	$5.40	2.38	$8,905

Vested and expected to vest at December 31, 2023	2,489,358	$0.89	73.59	$140,704

Schedule of option activity by price range

	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	2,121,332	77.98	$0.01	-	-	$-
2.52 – 3.38	105,336	1.39	3.23	105,336	1.39	3.23
4.25 – 5.90	167,884	2.92	5.26	167,884	2.92	5.26
6.23 – 8.34	72,635	1.86	6.63	57,635	2.05	6.65
$12.02 – 21.35	26,094	4.21	15.34	18,793	4.20	15.03

	2,493,281	66.70	$0.84	349,648	2.38	$5.40

Schedule of stock-based compensation expense

	Year ended December 31,
	2023	2022	2021

Cost of revenue	$919	$446	$171
Research and development	2,745	2,129	946
Selling and marketing	6,995	4,528	3,248
General and administrative	4,931	4,467	2,620

Total	$15,590	$11,570	$6,985

Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity

		Weighted average
	Number of Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	592,511	$0.51	70.64	$14,690
Granted	281,000	0.01	-	-
Exercised	(231,971)	1.30	-	7,980
Cancelled	(109,512)	0.01	-	-

Outstanding at December 31, 2023	532,028	$0.01	87.53	$16,424

Exercisable at December 31, 2023	-	-	-	-

Vested and expected to vest at December 31, 2023	456,032	$0.01	98.40	$30,501

Schedule of option activity by price range

	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	532,028	87.53	$0.01	-	-	$-